Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Prepaid taxes	$ 48,781	$ 73,932
Prepaid expenses	30,175	24,266
Promotion items and related advances	20,701	19,092
Others	812	322
Prepaid expense and other assets, total	$ 100,469	$ 117,612